Exhibit 99.1

MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2010-2

Collection Period	5/1/13-5/31/13
Determination Date	6/10/2013
Distribution Date	6/17/2013

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period				$168,881,971.60
2.	Collections allocable to Principal				$9,007,389.40
3.	Purchase Amount allocable to Principal				$0.00
4.	Defaulted Receivables				$394,219.42

5.	Pool Balance on the close of the last day of the related Collection Period				$159,480,362.78
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				19,444
7.	Initial Pool Balance				$650,000,000.99

			Beginning of Period	End of Period
8.	Note Balances
	a.	Class A-1 Note Balance	$0.00		$0.00
	b.	Class A-2 Note Balance	$0.00		$0.00
	c.	Class A-3 Note Balance	$32,281,971.60		$22,880,362.78
	d.	Class A-4 Note Balance	$82,000,000.00		$82,000,000.00
	e.	Class B Note Balance	$43,875,000.00		$43,875,000.00
	f.	Class C Note Balance	$8,125,000.00		$8,125,000.00

	g.	Note Balance (sum a - f)	$166,281,971.60		$156,880,362.78

9.	Pool Factors

	a.	Class A-1 Note Pool Factor	0.0000000		0.0000000
	b.	Class A-2 Note Pool Factor	0.0000000		0.0000000
	c.	Class A-3 Note Pool Factor	0.1296465		0.0918890
	d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
	e.	Class B Note Pool Factor	1.0000000		1.0000000
	f.	Class C Note Pool Factor	1.0000000		1.0000000

	g.	Note Pool Factor	0.2558184		0.2413544

10.	Overcollateralization Target Amount				$2,600,000.00

11.	Current overcollateralization amount (Pool Balance - Note Balance)				$2,600,000.00

12.	Weighted Average Coupon			%	9.69%
13.	Weighted Average Original Term			months	66.73
14.	Weighted Average Remaining Term			months	29.03

Collections

15.	Finance Charges:
	a.	Collections allocable to Finance Charge			$1,429,348.75
	b.	Liquidation Proceeds allocable to Finance Charge			$502.29
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a - c)			$1,429,851.04

16.	Principal:
	a.	Collections allocable to Principal			$9,007,389.40
	b.	Liquidation Proceeds allocable to Principal			$218,549.58
	c.	Purchase Amount allocable to Principal			$0.00

	d.	Available Principal Collections (sum a - c)			$9,225,938.98

17.	Total Finance Charge and Principal Collections (15d+16d)		$10,655,790.02
18.	Interest Income from Collection Account		$754.71
19.	Simple Interest Advances		$0.00

20.	Available Collections (Ln17+18+19)		$10,656,544.73

Available Funds

21.	Available Collections		$10,656,544.73
22.	Reserve Account Draw Amount		$0.00

23.	Available Funds		$10,656,544.73

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee	$140,734.98
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$140,734.98

	d.	Shortfall Amount (a + b - c)	$0.00

25.	Unreimbursed Servicer Advances		$0.00

26.	Backup Servicing Fees and Unpaid Transition Expenses
	a.	Monthly Servicing Fee	$2,500.00
	b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c.	Other Unpaid Backup Servicing Fees	$0.00
	d.	Amount Paid	$2,500.00

	e.	Shortfall Amount (a + b + c - d)	$0.00

27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$0.00
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$0.00

	e.	Class A-2 Monthly Interest	$0.00
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2 Note Interest (sum e - g)	$0.00

	i.	Class A-3 Monthly Interest	$37,931.32
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l.	Total Class A-3 Note Interest (sum i - k)	$37,931.32

	m.	Class A-4 Monthly Interest	$139,400.00
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p.	Total Class A-4 Note Interest (sum m - o)	$139,400.00

28.	Priority Principal Distributable Amount		$0.00

29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$144,787.50
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$144,787.50

30.	Secondary Principal Distributable Amount		$0.00

31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$35,072.92
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$35,072.92

32.	Tertiary Principal Distributable Amount		$6,801,608.82

33.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 32))		$7,302,035.54

34.	Reserve Account Deficiency		$0.00

35.	Regular Principal Distributable Amount		$2,600,000.00

36.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00

37.	Additional Servicing Fees, if any		$0.00

38.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

39.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$1,429,851.04
	b.	Total Daily Deposits of Principal Collections	$9,225,938.98
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$754.71

	e.	Total Deposits to Collection Account (sum a - d)	$10,656,544.73

40.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$140,734.98
	b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$2,500.00
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$9,758,800.56
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$754,509.19

	f.	Total Withdrawals from Collection Account (sum a - e)	$10,656,544.73

Note Payment Account Activity

41.	Deposits
	a.	Class A-1 Interest Distribution	$0.00
	b.	Class A-2 Interest Distribution	$0.00
	c.	Class A-3 Interest Distribution	$37,931.32
	d.	Class A-4 Interest Distribution	$139,400.00
	e.	Class B Interest Distribution	$144,787.50
	f.	Class C Interest Distribution	$35,072.92
	g.	Class A-1 Principal Distribution	$0.00
	h.	Class A-2 Principal Distribution	$0.00
	i.	Class A-3 Principal Distribution	$9,401,608.82
	j.	Class A-4 Principal Distribution	$0.00
	k.	Class B Principal Distribution	$0.00
	l.	Class C Principal Distribution	$0.00

	m.	Total Deposits to Note Payment Account (sum a - l)	$9,758,800.56

42.	Withdrawals
	a.	Class A-1 Distribution	$0.00
	b.	Class A-2 Distribution	$0.00
	c.	Class A-3 Distribution	$9,439,540.14
	d.	Class A-4 Distribution	$139,400.00
	e.	Class B Distribution	$144,787.50
	f.	Class C Distribution	$35,072.92

	g.	Total Withdrawals from Note Payment Account (sum a - f)	$9,758,800.56

Certificate Payment Account Activity

43.	Deposits
	a.	Excess Collections	$754,509.19
	b.	Reserve Account surplus (Ln 53)	$128.92

	c.	Total Deposits to Certificate Payment Account(sum a - b)	$754,638.11

44.	Withdrawals
	a.	Certificateholder Distribution	$754,638.11

	b.	Total Withdrawals from Certificate Payment Account	$754,638.11

Required Reserve Account Amount

45.	Lesser of: (a or b)
	a.	$1,625,000.00	$1,625,000.00
	b.	Note Balance	$156,880,362.78

46.	Required Reserve Account Amount		$1,625,000.00

Reserve Account Reconciliation

47.	Beginning Balance (as of end of preceding Distribution Date)		$1,625,000.00
48.	Investment Earnings		$128.92
49.	Reserve Account Draw Amount		$0.00

50.	Reserve Account Amount (Ln 47 + Ln 48 - Ln 49)		$1,625,128.92
51.	Deposit from Available Funds (Ln 40d)		$0.00
52.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
53.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 52 exist		$128.92

54.	Ending Balance (Ln50 + Ln51 - Ln52 - Ln53)		$1,625,000.00
55.	Reserve Account Deficiency (Ln46 - Ln54)		$0.00

Instructions to the Trustee

56.	Amount to be deposited from the Reserve Account into the Collection Account		$0.00
57.	Amount to be paid to Servicer from the Collection Account		$140,734.98
58.	Amount to be paid to Backup Servicer from the Collection Account		$2,500.00
59.	Amount to be deposited from the Collection Account into the Note Payment Account		$9,758,800.56
60.	Amount to be deposited from the Collection Account into the Certificate Payment Account		$754,509.19
61.	Amount to be deposited from the Collection Account into the Reserve Account		$0.00
62.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$128.92
63.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$0.00
64.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account		$0.00
65.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$9,439,540.14
66.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$139,400.00
67.	Amount to be paid to Class B Noteholders from the Note Payment Account		$144,787.50
68.	Amount to be paid to Class C Noteholders from the Note Payment Account		$35,072.92
69.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus		$754,638.11

Net Loss and Delinquency Activity

70.	Net Losses with respect to preceding Collection Period			$175,167.55
71.	Cumulative Net Losses			$6,821,418.79
72.	Cumulative Net Loss Percentage			1.0494%

			Number of Loans	Principal Balance
73.		Delinquency Analysis

	a.	31 to 60 days past due	456	$4,941,480.01
	b.	61 to 90 days past due	119	$1,280,017.77
	c.	91 or more days past due	51	$534,257.07

	d.	Total Past Due (sum a-c)	626	6,755,754.85

Servicer Covenant
74.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$3,009,086,000.00
75.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on June 10, 2013.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Thomas W. Reedy

Name:	Thomas W. Reedy

Title:	Executive Vice President, Chief Financial Officer & Treasurer